DEBT AND OBLIGATIONS UNDER CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2014 Sponsor credit facility [Member]	Jun. 30, 2014 Sponsor credit facility [Member]	Mar. 31, 2014 Golar's $1.125 billion newbuild facility [Member] Line of Credit [Member] building	Jun. 30, 2014 Golar Igloo Credit Facility [Member] Line of Credit [Member]	Mar. 31, 2014 Golar Igloo Credit Facility [Member] Line of Credit [Member] Tranche	Jun. 30, 2014 Golar Igloo Credit Facility [Member] Line of Credit [Member] K-Sure [Member]	Jun. 30, 2014 Golar Igloo Credit Facility [Member] Line of Credit [Member] KEXIM [Member]	Jun. 30, 2014 Golar Igloo Credit Facility [Member] Line of Credit [Member] Commercial [Member]
Debt Instrument [Line Items]
Total long term debt	$ 1,085.4	$ 889.5					$ 161.3
Line of Credit Facility, Increase, Additional Borrowings			20.0
Debt Instrument, Maturity Date				Apr. 13, 2015
Debt Instrument, Face Amount					1,125
Number of New Buildings Which Debt Funds					8
Line of Credit Facility, Interest Rate Description						LIBOR plus a margin
Debt Instrument, Number of Tranches							3
Debt Instrument, Percentage of Debt								40.00%	40.00%	20.00%
Debt Instrument, Term								12 years	12 years	5 years
Debt Instrument, Percentage Guaranteed								95.00%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										20.2
Capital lease obligations	$ 164.8	$ 159.0